Deficiency in Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Deficiency in Stockholders' Equity

Note 6 – Deficiency in Stockholders’ Equity

Series A and B Convertible Preferred Stock

As part of the merger consummated on March 31, 2020, all series A and B convertible preferred stock were converted to common stock. If the Company is unable to achieve the capital raise event as defined in the Merger Agreement by September 30, 2020, these shareholders can rescind their common shares back to preferred shares. Below are the new rights to these shareholders if they decide to rescind:

Series A Convertible Preferred Stock:

Rank. The Series A Preferred Stock shall rank, with respect to dividend rights and to rights upon any voluntary or involuntary liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”), (a) senior in preference and priority to the common stock of the Company (the “Common Stock”) and any other class or series of equity security established and designated by the Board of Directors the terms of which do not expressly provide that it ranks senior in preference or priority to or on parity with the Series A Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Junior Securities”), (b) on parity, without preference or priority, with each other class or series of equity security established and designated by the Board of Directors the terms of which expressly provide that it ranks on parity, without preference or priority to, the Series A Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Parity Securities”), and (c) junior in preference and priority to each other class or series of equity security established and designated by the Board of Directors the terms of which expressly provide that it ranks senior in preference or priority to the Series A Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Senior Securities”).

Dividends. Holders of shares of the Series A Preferred Stock are entitled to receive, when, as and if declared by the Board, out of funds legally available for the payment of dividends, cumulative cash dividends at an annual rate of eight percent (8%) of the Original Issue Price per share (equal to $.08 per share per annum). Dividends shall accrue on each share of Series A Preferred Stock from the date of issuance thereof, whether paid or not, and shall be cumulative and compounded annually.

Liquidation Preference. In the event of any Liquidation Event, the holders of shares of Series A Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of any Junior Securities by reason of their ownership thereof, an amount per share equal to one hundred fifty percent (150%) of the Series A Original Issue Price (the “Liquidation Preference”), plus the amount of accrued and unpaid dividends thereon from the Original Issue Date through the date of liquidation. If upon any such Liquidation Event the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series A Preferred Stock the full amount to which they shall be entitled under this, the holders of shares of Series A Preferred Stock and Parity Securities shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Conversion. The holders of Series A Preferred Stock shall have conversion rights as follows (the “Conversion Rights”):

Optional Conversion. Each share of Series A Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Series A Original Issue Price by the Conversion Price (as defined below) in effect at the time of conversion. The Conversion Price at which shares of Common Stock shall be deliverable upon conversion of Series A Preferred Stock without the payment of additional consideration by the holder thereof (the “Conversion Price”) shall initially be $1.28 per share. Such initial Conversion Price, and the rate at which shares of Series A Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment as provided below. All accrued and unpaid dividends may be converted by each holder of Series A Preferred Stock into Common Stock by first determining the number of shares of Series A Preferred Stock that could be purchased based on the Series A Original Issue Price then in effect and then determining the number of shares of Common Stock such additional shares of Series A Preferred Stock are convertible into. By way of illustration only, if the accrued and unpaid dividends are equal to $100,000, then based on the Series A Original Issue Price of $1.00 and a Conversion Price of $0.85, the holders of Series A Preferred Stock would receive an additional 85,000 shares of Common Stock.

Automatic Conversion. Upon the consummation of an underwritten public offering of the Common Stock of the Company (“IPO”) , each share of Series A Preferred Stock shall automatically be converted into such number of fully paid and non-assessable shares of Common Stock at a Conversion Price equal to the lesser of (i) the Conversion Price in effect immediately prior to the consummation of the IPO or (ii) fifty percent (50%) of the public offering price of the Common Stock in the IPO. All accrued and unpaid dividends may be converted by each holder of Series A Preferred Stock into Common Stock by first determining the number of shares of Series A Preferred Stock that could be purchased based on the Series A Original Issue Price then in effect and then determining the number of shares of Common Stock such additional shares of Series A Preferred Stock are convertible into. By way of illustration only, if the accrued and unpaid dividends are equal to $100,000, then based on the Series A Original Issue Price of $1.00 and a Conversion Price of $0.85, the holders of Series A Preferred Stock would receive an additional 85,000 shares of Common Stock.

Series B Convertible Preferred Stock:

Rank. The Series B Preferred Stock shall rank, with respect to dividend rights and to rights upon any voluntary or involuntary liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”), (a) senior in preference and priority to the common stock of the Company (the “Common Stock”) and any other class or series of equity security established and designated by the Board of Directors the terms of which do not expressly provide that it ranks senior in preference or priority to or on parity with the Series B Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Junior Securities”), (b) on parity, without preference or priority, with the Series A Preferred Stock and with each other class or series of equity security established and designated by the Board of Directors the terms of which expressly provide that it ranks on parity, without preference or priority to, the Series B Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Parity Securities”), and (c) junior in preference and priority to each other class or series of equity security established and designated by the Board of Directors the terms of which expressly provide that it ranks senior in preference or priority to the Series B Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Senior Securities”).

Dividends. The holders of the Series B Preferred Stock shall be entitled to receive cash dividends, when, as and if declared by the Board, out of any assets legally available therefor, prior and in preference to any declaration or payment of any dividend on any other class of Preferred Stock, except for the Series A Preferred Stock which shall be paid at the same time as the Series B Preferred Stock is paid, and Common Stock of the Corporation at an annual rate of nine percent (9%) of the Original Issue Price per share (equal to $.09 per share per annum) payable out of legally available funds. Dividends shall accrue on each share of Series B Preferred Stock from the date of issuance thereof, whether paid or not, and shall be cumulative and compounded annually. Such dividends shall be payable on the first day of each January, April, July and October commencing with respect to each share of Series B Preferred Stock, on the first of such dates to occur after the issuance of such share (each such date a “Dividend Payment Date”) to the holders of record at the close of business on the fifteenth day of each December, March, June and September, respectively, subject to declaration of such dividends by the Board. All dividends paid with respect to shares of Series B Preferred Stock shall be paid pro rata to the holders entitled thereto. Dividends, if paid, must be paid, on all outstanding shares of Series B Preferred Stock contemporaneously. If any dividend shall not be paid on a Dividend Payment Date, for any reason, the right of the holders to receive such dividend shall not lapse or terminate but each such dividend shall accrue and be paid to such holders, subject to the conversion provisions below. No dividend shall be paid to the holders of any shares of Common Stock until all dividends, including accrued dividends, then owing to the holders of Series B Preferred Stock, shall have been paid in full.

Liquidation Preference. In the event of any Liquidation Event, the holders of shares of Series B Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of any Junior Securities by reason of their ownership thereof, an amount per share equal to one hundred fifty percent (150%) of the Series B Original Issue Price (the “Liquidation Preference”), plus the amount of accrued and unpaid dividends thereon from the Original Issue Date through the date of liquidation. If upon any such Liquidation Event the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series B Preferred Stock the full amount to which they shall be entitled under this Section , the holders of shares of Series B Preferred Stock and Parity Securities shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Conversion. The holders of Series B Preferred Stock shall have conversion rights as follows (the “Conversion Rights”):

Optional Conversion. Each share of Series B Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Series B Original Issue Price by the Conversion Price (as defined below) in effect at the time of conversion. The Conversion Price at which shares of Common Stock shall be deliverable upon conversion of Series B Preferred Stock without the payment of additional consideration by the holder thereof (the “Conversion Price”) shall initially be $1.28 per share. Such initial Conversion Price, and the rate at which shares of Series B Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment as provided below. All accrued and unpaid dividends may be converted by each holder of Series B Preferred Stock into Common Stock by first determining the number of shares of Series B Preferred Stock that could be purchased based on the Series B Original Issue Price then in effect and then determining the number of shares of Common Stock such additional shares of Series B Preferred Stock are convertible into. By way of illustration only, if the accrued and unpaid dividends are equal to $100,000, then based on the Series B Original Issue Price of $1.50 and a Conversion Price of $1.28, the holders of Series B Preferred Stock would receive an additional 78,125 shares of Common Stock.

Automatic Conversion. Upon the consummation of an underwritten public offering of the Common Stock of the Company (“IPO”), each share of Series B Preferred Stock shall automatically be converted into such number of fully paid and non-assessable shares of Common Stock at a Conversion Price equal to the lesser of (i) the Conversion Price in effect immediately prior to the consummation of the IPO or (ii) fifty percent (50%) of the public offering price of the Common Stock in the IPO. All accrued and unpaid dividends may be converted by each holder of Series B Preferred Stock into Common Stock by first determining the number of shares of Series B Preferred Stock that could be purchased based on the Series B Original Issue Price then in effect and then determining the number of shares of Common Stock such additional shares of Series B Preferred Stock are convertible into. By way of illustration only, if the accrued and unpaid dividends are equal to $100,000, then based on the Series B Original Issue Price of $1.50 and a Conversion Price of $1.28, the holders of Series B Preferred Stock would receive an additional 78,125 shares of Common Stock.

Common Stock

In 2019, we issued 1,846,078 shares of our common stock in exchange for services provided to us. The shares were valued at $0.73 per share. We recognized share-based compensation expense of $1,354,500, which is classified within the contracted services line on the Statement of Operations. At June 30, 2020, we issued 249,912 shares of common stock in exchange for cash. The shares were valued at $0.73 per share.

Treasury Stock

Since its inception, we have repurchased shares from our shareholders. To date, we have repurchased 1,226,630 shares, of which 817,753 have been retired.

In connection with a 2018 consulting agreement, we were committed to issue the 408,877 shares held in treasury upon the occurrence of certain events or milestones. We issued 136,292 shares in July 2018, 136,292 shares in July 2019 and 136,292 shares on March 31, 2020.

Warrant Issuance-Common Stock

As part of the sale and issuance of 4,088,765 shares of our Series A Convertible Preferred Stock, we issued 4,088,765 warrants to purchase shares of our common stock at a price of $0.73 per share. The warrants had a five-year term and expired during 2019.

As an incentive to convert their Series A preferred stock we issued 1,000,000 new warrants to purchase shares of SBG common stock at $0.18 per share. Concurrently with the consummation of the Merger, these warrants were exchanged for 1,362,922 of Splash Beverage Group, Inc. [Formerly known as Canfield Medical Supply, Inc.] shares. These warrants have a 3-year term.

Warrant Issuance-Common Stock

As part of the sale and issuance of 5,333,675 shares of our Series B Convertible Preferred Stock, we issued 2,666,839 warrants to purchase shares our common stock at a price of $1.10 per share. The warrants have a 5-year term. At June 30, 2020, there are 1,145,786   warrants outstanding with a weighted average remaining life of 0.3 years.

As part of the sale of 100,000 shares of common stock, we issued 325,000 warrants to purchase shares of our common stock at a price of $0.25 per share. These warrants have a 3-year term.

Note 7 – Deficiency in Stockholders’ Equity

Common Stock

In 2019, we issued 1,846,078 shares of our common stock in exchange for services provided to us. The shares were valued at $0.73 per share. We recognized share-based compensation expense of $1,354,500, which is classified within the contracted services line on the Statement of Operations.

In 2018, we issued 906,090 shares of common stock valued at $0.73 per share in exchange for services provided to the Company.

On May 28, 2018, we issued to a consultant or its designees common stock equal to 718,682 shares in exchange for services provided to the Company.

In December 2018, the full outstanding principal balance of a bridge note of $175,000 and unpaid accrued interest balance of $144,410 was converted to 290,220 shares of the Company’s common stock at $1.10 per share.

In October 2018, the full outstanding principal balance of a bridge note of $200,000 and unpaid accrued interest balance of $165,040 was converted to 331,681 shares of the Company’s common stock at $1.10 per share.

Certain common shareholders have the right to exchange their common shares for shares of preferred stock or convertible debt if the Company is unable to achieve the capital raise event as defined in the Merger Agreement by September 30, 2020 (see Note 13). Shares would consist of:

•	Series A Convertible Preferred Stock – 6,276,432

•	Series B Convertible Preferred Stock – 7,653,981

•	Convertible Debt – 10,560,090

As of December 31, 2019, the convertible debt was still classified as debt on the balance sheet.

Series A and B Convertible Preferred Stock

As part of the merger consummated on March 31, 2020, all series A and B convertible preferred stock were converted to common stock. If the Company is unable to achieve the capital raise event as defined in the Merger Agreement by September 30, 2020, these shareholders can rescind their common shares back to preferred shares. Below are the new rights to these shareholders if they decide to rescind:

Series A Convertible Preferred Stock:

Rank. The Series A Preferred Stock shall rank, with respect to dividend rights and to rights upon any voluntary or involuntary liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”), (a) senior in preference and priority to the common stock of the Company (the “Common Stock”) and any other class or series of equity security established and designated by the Board of Directors the terms of which do not expressly provide that it ranks senior in preference or priority to or on parity with the Series A Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Junior Securities”), (b) on parity, without preference or priority, with each other class or series of equity security established and designated by the Board of Directors the terms of which expressly provide that it ranks on parity, without preference or priority to, the Series A Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Parity Securities”), and (c) junior in preference and priority to each other class or series of equity security established and designated by the Board of Directors the terms of which expressly provide that it ranks senior in preference or priority to the Series A Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Senior Securities”).

Dividends. Holders of shares of the Series A Preferred Stock are entitled to receive, when, as and if declared by the Board, out of funds legally available for the payment of dividends, cumulative cash dividends at an annual rate of eight percent (8%) of the Original Issue Price per share (equal to $.08 per share per annum). Dividends shall accrue on each share of Series A Preferred Stock from the date of issuance thereof, whether paid or not, and shall be cumulative and compounded annually.

Liquidation Preference. In the event of any Liquidation Event, the holders of shares of Series A Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of any Junior Securities by reason of their ownership thereof, an amount per share equal to one hundred fifty percent (150%) of the Series A Original Issue Price (the “Liquidation Preference”), plus the amount of accrued and unpaid dividends thereon from the Original Issue Date through the date of liquidation. If upon any such Liquidation Event the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series A Preferred Stock the full amount to which they shall be entitled under this, the holders of shares of Series A Preferred Stock and Parity Securities shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Conversion. The holders of Series A Preferred Stock shall have conversion rights as follows (the “Conversion Rights”):

Optional Conversion. Each share of Series A Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Series A Original Issue Price by the Conversion Price (as defined below) in effect at the time of conversion. The Conversion Price at which shares of Common Stock shall be deliverable upon conversion of Series A Preferred Stock without the payment of additional consideration by the holder thereof (the “Conversion Price”) shall initially be $1.28 per share. Such initial Conversion Price, and the rate at which shares of Series A Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment as provided below. All accrued and unpaid dividends may be converted by each holder of Series A Preferred Stock into Common Stock by first determining the number of shares of Series A Preferred Stock that could be purchased based on the Series A Original Issue Price then in effect and then determining the number of shares of Common Stock such additional shares of Series A Preferred Stock are convertible into. By way of illustration only, if the accrued and unpaid dividends are equal to $100,000, then based on the Series A Original Issue Price of $1.00 and a Conversion Price of $0.85, the holders of Series A Preferred Stock would receive an additional 85,000 shares of Common Stock.

Automatic Conversion. Upon the consummation of an underwritten public offering of the Common Stock of the Company (“IPO”) , each share of Series A Preferred Stock shall automatically be converted into such number of fully paid and non-assessable shares of Common Stock at a Conversion Price equal to the lesser of (i) the Conversion Price in effect immediately prior to the consummation of the IPO or (ii) fifty percent (50%) of the public offering price of the Common Stock in the IPO. All accrued and unpaid dividends may be converted by each holder of Series A Preferred Stock into Common Stock by first determining the number of shares of Series A Preferred Stock that could be purchased based on the Series A Original Issue Price then in effect and then determining the number of shares of Common Stock such additional shares of Series A Preferred Stock are convertible into. By way of illustration only, if the accrued and unpaid dividends are equal to $100,000, then based on the Series A Original Issue Price of $1.00 and a Conversion Price of $0.85, the holders of Series A Preferred Stock would receive an additional 85,000 shares of Common Stock.

Series B Convertible Preferred Stock:

Rank. The Series B Preferred Stock shall rank, with respect to dividend rights and to rights upon any voluntary or involuntary liquidation, dissolution or winding up of the Company (each, a “Liquidation Event”), (a) senior in preference and priority to the common stock of the Company (the “Common Stock”) and any other class or series of equity security established and designated by the Board of Directors the terms of which do not expressly provide that it ranks senior in preference or priority to or on parity with the Series B Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Junior Securities”), (b) on parity, without preference or priority, with the Series A Preferred Stock and with each other class or series of equity security established and designated by the Board of Directors the terms of which expressly provide that it ranks on parity, without preference or priority to, the Series B Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Parity Securities”), and (c) junior in preference and priority to each other class or series of equity security established and designated by the Board of Directors the terms of which expressly provide that it ranks senior in preference or priority to the Series B Preferred Stock with respect to dividend rights and rights upon a Liquidation Event (collectively, “Senior Securities”).

Dividends. The holders of the Series B Preferred Stock shall be entitled to receive cash dividends, when, as and if declared by the Board, out of any assets legally available therefor, prior and in preference to any declaration or payment of any dividend on any other class of Preferred Stock, except for the Series A Preferred Stock which shall be paid at the same time as the Series B Preferred Stock is paid, and Common Stock of the Corporation at an annual rate of nine percent (9%) of the Original Issue Price per share (equal to $.09 per share per annum) payable out of legally available funds. Dividends shall accrue on each share of Series B Preferred Stock from the date of issuance thereof, whether paid or not, and shall be cumulative and compounded annually. Such dividends shall be payable on the first day of each January, April, July and October commencing with respect to each share of Series B Preferred Stock, on the first of such dates to occur after the issuance of such share (each such date a “Dividend Payment Date”) to the holders of record at the close of business on the fifteenth day of each December, March, June and September, respectively, subject to declaration of such dividends by the Board. All dividends paid with respect to shares of Series B Preferred Stock shall be paid pro rata to the holders entitled thereto. Dividends, if paid, must be paid, on all outstanding shares of Series B Preferred Stock contemporaneously. If any dividend shall not be paid on a Dividend Payment Date, for any reason, the right of the holders to receive such dividend shall not lapse or terminate but each such dividend shall accrue and be paid to such holders, subject to the conversion provisions below. No dividend shall be paid to the holders of any shares of Common Stock until all dividends, including accrued dividends, then owing to the holders of Series B Preferred Stock, shall have been paid in full.

Liquidation Preference. In the event of any Liquidation Event, the holders of shares of Series B Preferred Stock then outstanding shall be entitled to be paid out of the assets of the Company available for distribution to its stockholders before any payment shall be made to the holders of any Junior Securities by reason of their ownership thereof, an amount per share equal to one hundred fifty percent (150%) of the Series B Original Issue Price (the “Liquidation Preference”), plus the amount of accrued and unpaid dividends thereon from the Original Issue Date through the date of liquidation. If upon any such Liquidation Event the assets of the Company available for distribution to its stockholders shall be insufficient to pay the holders of shares of Series B Preferred Stock the full amount to which they shall be entitled under this Section , the holders of shares of Series B Preferred Stock and Parity Securities shall share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on or with respect to such shares were paid in full.

Conversion. The holders of Series B Preferred Stock shall have conversion rights as follows (the “Conversion Rights”):

Optional Conversion. Each share of Series B Preferred Stock shall be convertible, at the option of the holder thereof, at any time and from time to time, into such number of fully paid and non-assessable shares of Common Stock as is determined by dividing the Series B Original Issue Price by the Conversion Price (as defined below) in effect at the time of conversion. The Conversion Price at which shares of Common Stock shall be deliverable upon conversion of Series B Preferred Stock without the payment of additional consideration by the holder thereof (the “Conversion Price”) shall initially be $1.28 per share. Such initial Conversion Price, and the rate at which shares of Series B Preferred Stock may be converted into shares of Common Stock, shall be subject to adjustment as provided below. All accrued and unpaid dividends may be converted by each holder of Series B Preferred Stock into Common Stock by first determining the number of shares of Series B Preferred Stock that could be purchased based on the Series B Original Issue Price then in effect and then determining the number of shares of Common Stock such additional shares of Series B Preferred Stock are convertible into. By way of illustration only, if the accrued and unpaid dividends are equal to $100,000, then based on the Series B Original Issue Price of $1.50 and a Conversion Price of $1.28, the holders of Series B Preferred Stock would receive an additional 78,125 shares of Common Stock.

Automatic Conversion. Upon the consummation of an underwritten public offering of the Common Stock of the Company (“IPO”), each share of Series B Preferred Stock shall automatically be converted into such number of fully paid and non-assessable shares of Common Stock at a Conversion Price equal to the lesser of (i) the Conversion Price in effect immediately prior to the consummation of the IPO or (ii) fifty percent (50%) of the public offering price of the Common Stock in the IPO. All accrued and unpaid dividends may be converted by each holder of Series B Preferred Stock into Common Stock by first determining the number of shares of Series B Preferred Stock that could be purchased based on the Series B Original Issue Price then in effect and then determining the number of shares of Common Stock such additional shares of Series B Preferred Stock are convertible into. By way of illustration only, if the accrued and unpaid dividends are equal to $100,000, then based on the Series B Original Issue Price of $1.50 and a Conversion Price of $1.28, the holders of Series B Preferred Stock would receive an additional 78,125 shares of Common Stock.

Undesignated Preferred Stock

The Company has the ability to authorize Series A and Series B Convertible Preferred Stock.

Treasury Stock

Since its inception, we have repurchased shares from our shareholders. To date, we have repurchased 1,226,630 shares, of which 817,753 have been retired.

In connection with a 2018 consulting agreement, we are committed to issue 408,877 shares held in treasury upon the occurrence of certain events or milestones. We issued, out of treasury, 136,292 shares in July 2018 and 136,292 shares in July 2019.

Warrant Issuance-Common Stock

As part of the sale and issuance of 3,913,414 shares of our Series B Convertible Preferred Stock of SBG, we issued warrants to purchase 2,666,837 shares of our common stock at a price of $1.10 per share. The warrants have a 5-year term. At December 31, 2019, there are 2,593,486 warrants outstanding with a weighted average remaining life of 0.9 years.

Canfield [Member]
Deficiency in Stockholders' Equity

NOTE 6.  STOCKHOLDERS’ EQUITY

Common Stock

In June 2019, the Company received net proceeds of $100,000 from the sale of 336,000 shares of no-par value common stock at $0.298 per share.

In July 2018, the Company received net proceeds of $2,000 from the sale of 200,000 shares of no-par value common stock at $0.01 per share.

2019 Stock Options Granted

On November 26, 2019, the Board granted stock options to each of two officers, one director, and one advisor for the purchase of 300,000 shares of the common stock of the Company. The options expire in five years from the issuance date, have an exercise price of $0.55, and were immediately vested and exercisable.  On the grant date, total recognized compensation of $160,786 was recorded as salaries and wages.

For the year ended December 31, 2019
Number of shares	300,000
Fair market value per share	$0.54
Stock based compensation recognized	$160,786

As of December 31, 2019, total unrecognized compensation remaining to be recognized in future periods totaled $0. The fair value of each option award above is estimated using the Black-Scholes option-pricing model with the following assumptions at the measurement date, which was deemed to be the November 26, 2019 grant date:

Measurement date
Dividend yield	0%
Expected volatility	314.95%
Risk-free interest rate	1.58%
Expected life (years)	2
Stock Price	$0.55
Exercise Price	$0.55

A summary of the activity for the Company's stock options is as follows:

	December 31, 2019
	Shares	Weighted Average Exercise Price
Outstanding, beginning of year	0	$0
Granted	300,000	$0.55
Exercised	0	$0
Canceled	0	$0
Outstanding, end of year	300,000	$0.55
Weighted average fair value of options granted		$0.55